INVESTMENT MANAGERS SERIES TRUST II

235 West Galena Street

Milwaukee, Wisconsin 53212

February 10, 2023

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust II (the “Registrant”) (File Nos. 333-191476 and 811-22894) on behalf of the Kennedy Capital ESG SMID Cap Fund, Kennedy Capital Small Cap Growth Fund and Kennedy Capital Small Cap Value Fund (the “Funds”)

Dear Sir or Madam:

The Registrant is filing a Preliminary Proxy Statement for the purpose of informing shareholders about the termination of the investment advisory agreement with Kennedy Capital Management LLC (“KCM”) in connection with a change of control of KCM. Shareholders of the Funds are being asked to approve a new investment advisory agreement with KCM.

Please direct your comments to the undersigned at (626) 385-5777. I can also be reached at diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake
Diane J. Drake
Secretary